Investments And Other Assets (Narrative) (Details) - Corus [Member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Disclosure of associates [line items]
Weighted average ownership of investment			38.00%	39.00%
Dividends received	$ 5	$ 23	$ 5	$ 46
Class B Non-Voting Shares [Member]
Disclosure of associates [line items]
Number of shares in associate			80,630,383	80,630,383
Fair value of shares owned	$ 484	$ 645	$ 484	$ 645
Proportion of ownership interest in associate			38.00%	39.00%